--------------------------------------------------------------------------------

CORTLAND                                                  600 Fifth Avenue
TRUST, INC.                                               New York, NY 10020
                                                          212-830-5200
================================================================================



Dear Shareholder:



We are pleased to present the annual report of Cortland Trust, Inc. for the year ended March 31, 1997.

Cortland Trust, Inc.'s General Money Market Fund had 87,532 shareholder accounts and net assets of $1,600,809,593 as of March 31, 1997.

As of March 31, 1997, the U.S. Government Fund had 6,809 shareholder accounts and net assets of $219,521,016.

As of March 31, 1997, the Municipal Money Market Fund had 4,648 shareholder accounts and net assets of $212,116,366.

We thank you for your support of Cortland Trust, Inc., and look forward to continuing to serve your cash management needs.




Sincerely,


\s\Steven W. Duff


Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
MARCH 31, 1997
================================================================================

                                                                                                            Ratings
                                                                                                       -----------------
     Face                                                         Maturity                 Value                Standard
    Amount                                                          Date     Yield       (Note 2)      Moody's  & Poor's
    ------                                                          ----     -----        ------       -------    ------
Commercial Paper (27.00%)
----------------------------------------------------------------------------------------------------------------------
 $   10,000,000  Asset Securities Corporations                    05/28/97   5.35%    $   9,916,558      P1         A1+
     13,000,000  Asset Securities Corporations                    05/28/97   5.42        12,890,291      P1         A1+
     15,000,000  Banque International A Luxembourg                05/21/97   5.34        14,890,208      P1         A1+
     20,000,000  Compagnie Bancaire                               04/14/97   5.36        19,961,650      P1         A1
     20,000,000  Compagnie Bancaire                               04/24/97   5.43        19,931,511      P1         A1
      7,000,000  Compagnie Bancaire                               05/19/97   5.47         6,950,347      P1         A1
     20,000,000  Compagnie Bancaire                               08/18/97   5.45        19,590,722      P1         A1
     10,000,000  Compagnie Bancaire                               09/23/97   5.82         9,724,861      P1         A1
     10,000,000  Cosmair, Inc.
                 Guaranteed By L'oreal                            04/16/97   5.42         9,977,708      P1
     50,000,000  Dresdner U.S. Finance                            04/01/97   6.25        50,000,000      P1         A1+
     20,000,000  GTE Corporation(a)                               04/10/97   5.37        19,973,300
     20,000,000  GTE Corporation(a)                               04/10/97   5.36        19,973,300
     10,000,000  Goldman Sachs & Co.                              04/04/97   5.91         9,995,084
     10,000,000  Kingdom of Sweden                                06/27/97   5.57         9,870,708      P1         A1+
     15,000,000  Merrill Lynch & Company, Incorporated            04/09/97   5.36        14,982,233      P1         A1+
     25,000,000  Morgan Stanley, Inc.                             05/15/97   5.38        24,837,750      P1         A1+
     10,000,000  National Bank of Canada                          05/15/97   5.37         9,935,222      P1         A1
     10,000,000  Receivable Capital Corporation                   04/11/97   5.37         9,985,167      P1         A1
     10,000,000  Receivable Capital Corporation                   04/15/97   5.39         9,979,156      P1         A1
     20,000,000  Receivable Capital Corporation                   05/12/97   5.64        19,872,444      P1         A1
     10,000,000  Receivable Capital Corporation                   04/28/97   5.43         9,959,500      P1         A1
     15,000,000  Sigma Finance Corporation                        05/01/97   5.46        14,932,750      P1         A1+
     20,000,000  Sigma Finance Corporation                        05/06/97   5.42        19,895,972      P1         A1+
     20,000,000  Sigma Finance Corporation                        07/07/97   5.52        19,710,617      P1         A1+
     20,000,000  Sigma Finance Corporation                        07/25/97   5.57        19,653,722      P1         A1+
     15,000,000  Unifunding                                       04/10/97   5.43        14,979,900      P1         A1
     10,000,000  Unifunding                                       07/29/97   5.54         9,821,831      P1         A1
---------------                                                                       -------------
    435,000,000  Total Commercial Paper                                                 432,192,512
---------------                                                                       -------------
Domestic Certificates of Deposit (2.81%)
----------------------------------------------------------------------------------------------------------------------
 $   25,000,000  Union Bank of California                         07/22/97   5.56%    $  25,000,000      P1         A1
     20,000,000  Union Bank of California                         04/09/97   5.50        20,000,000      P1         A1
---------------                                                                       -------------
     45,000,000  Total Domestic Certificates of Deposit                                  45,000,000
---------------                                                                       -------------




--------------------------------------------------------------------------------
                       See Notes to Financial Statments.

--------------------------------------------------------------------------------




================================================================================

                                                                                                            Ratings
                                                                                                       -----------------
     Face                                                         Maturity                 Value                Standard
    Amount                                                          Date     Yield       (Note 2)      Moody's  & Poor's
    ------                                                          ----     -----        ------       -------    ------
Eurodollar Certificate of Deposit (1.25%)
------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  Abbey National PLC                               08/21/97   5.50%    $  19,994,239      P1         A1+
 --------------                                                                       -------------
     20,000,000  Total Eurodollar Certificate of Deposit                                 19,994,239
 --------------                                                                       -------------
Japanese Eurodollar Certificates of Deposit (2.00%)
-------------------------------------------------------------------------------------------------------------------------
 $   25,000,000  Norinchukin Bank Ltd.                            04/03/97   5.48%    $  25,000,014      P1         A1+
      7,000,000  Sumitomo Bank                                    04/25/97   5.80         6,999,434      P1         A1
 --------------                                                                       -------------
     32,000,000  Total Japanese Eurodollar Certificates of Deposit                       31,999,448
 --------------                                                                       -------------
Japanese Yankee Certificates of Deposit (6.56%)
--------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  Bank of Tokyo - Mitsubishi                       04/16/97   5.59%    $  20,000,129      P1         A1
     20,000,000  Bank of Tokyo - Mitsubishi                       05/13/97   5.51        20,000,230      P1         A1
     20,000,000  Fuji Bank, Ltd.(a)                               04/14/97   5.55        20,000,072      P1
     25,000,000  Fuji Bank, Ltd.(a)                               04/07/97   5.55        25,000,041      P1
     20,000,000  Norinchukin Bank, Ltd.                           04/28/97   5.75        20,000,149      P1         A1+
 --------------                                                                       -------------
    105,000,000  Total Japanese Yankee Certificates of Deposit                          105,000,621
 --------------                                                                       -------------
Letter of Credit Commercial Paper (18.90%)
--------------------------------------------------------------------------------------------------------------------------
 $   10,000,000  Banco Bradesco (S.A.) Grand Cayman
                 LOC Barclays Bank PLC                            06/06/97   5.42%    $   9,902,283      P1         A1+
     10,000,000  Banco Bradesco (S.A.) Grand Cayman
                 LOC Barclays Bank PLC                            04/28/97   5.50         9,959,875      P1         A1+
     20,000,000  Banco Rio de La Plata
                 LOC Bayerische Vereinsbank, A.G.                 10/30/97   5.62        19,364,000      P1         A1+
     22,000,000  Banco Rio de La Plata
                 LOC Bayerische Vereinsbank, A.G.                 10/29/97   5.59        21,307,568      P1         A1+
     10,000,000  Bancomer S.A.
                 LOC Bank of Montreal                             09/24/97   5.72         9,728,667      P1         A1+
     20,000,000  Beal Cayman Limited
                 LOC Westdeutsche Landesbank Girozentrale         06/13/97   5.40        19,785,056      P1         A1+
     20,000,000  Beal Cayman Limited
                 LOC Westdeutsche Landesbank Girozentrale         07/14/97   5.42        19,693,778      P1         A1+
     10,000,000  Beal Cayman Limited
                 LOC Westdeutsche Landesbank Girozentrale         07/07/97   5.40         9,857,464      P1         A1+
     10,000,000  Galicia, Buenos Aires Funding Corporation
                 LOC Dresdner Bank A.G.                           09/16/97   5.46         9,753,133      P1         A1+



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

                                                                                                             Ratings
                                                                                                       -----------------
     Face                                                         Maturity                 Value                Standard
    Amount                                                          Date     Yield       (Note 2)      Moody's  & Poor's
    ------                                                          ----     -----        ------       -------    ------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------
 $   15,000,000  Garanti Funding Corporation II
                 LOC Bayerische Vereinsbank, A.G.                 06/05/97   5.46%    $  14,854,833      P1         A1+
     15,000,000  Garanti Funding Corporation II
                 LOC Bayerische Vereinsbank, A.G.                 06/04/97   5.46        14,857,067      P1         A1+
      5,000,000  Guangdong Enterprise Limited
                 LOC Credit Suisse                                05/21/97   5.45         4,963,125      P1         A1+
     15,000,000  Guangdong Enterprise Limited
                 LOC Credit Suisse                                08/11/97   5.48        14,706,850      P1         A1+
     10,000,000  Guangdong Enterprise Limited
                 LOC Credit Suisse                                05/19/97   5.47         9,929,067      P1         A1+
     15,000,000  Hyundai Motor Finance Company
                 LOC Bank of America                              04/25/97   5.50        14,946,500      P1         A1+
     10,000,000  Minmetals Capital & Securities, Incorporated
                 LOC Credit Suisse                                05/01/97   5.50         9,955,417      P1         A1+
     10,000,000  Minmetals Capital & Securities, Incorporated
                 LOC Credit Suisse                                05/29/97   5.45         9,914,611      P1         A1+
     10,000,000  Minmetals Capital & Securities, Incorporated
                 LOC Credit Suisse                                08/12/97   5.43         9,804,194      P1         A1+
     15,000,000  Petroleo Brasileiro S.A.
                 LOC Barclays Bank PLC                            05/08/97   5.45        14,918,292      P1         A1+
     10,000,000  Petroleo Brasileiro S.A.
                 LOC Barclays Bank PLC                            05/12/97   5.44         9,939,639      P1         A1+
     20,000,000  Petroleo Brasileiro S.A.
                 LOC Barclays Bank PLC                            08/15/97   5.50        19,601,067      P1         A1+
     15,000,000  Unibanco Brasileiros S.A.
                 LOC Westdeutsche Landesbank Girozentrale         06/11/97   5.47        14,842,469      P1         A1+
     10,000,000  Unibanco Brasileiros S.A.
                 LOC Westdeutsche Landesbank Girozentrale         04/17/97   5.44         9,975,911      P1         A1+
 --------------                                                                        -------------
    307,000,000  Total Letter of Credit Commercial Paper                                302,560,866
 --------------                                                                        -------------
Master Notes (6.87%)
------------------------------------------------------------------------------------------------------------------------
 $   50,000,000  Donaldson, Lufkin & Jenrette, Inc.(e)            02/05/98   5.49%    $  50,000,000
     25,000,000  Goldman Sachs & Co. (f)                          08/01/97   6.85        25,000,000
     35,000,000  Morgan (J.P.) Securities Inc.(b)                 07/08/97   5.44        35,000,000
 --------------                                                                       -------------
    110,000,000  Total Master Notes                                                     110,000,000
 --------------                                                                       -------------



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                               Ratings
                                                                                                         -----------------
     Face                                                           Maturity                 Value                Standard
    Amount                                                            Date     Yield       (Note 2)      Moody's  & Poor's
    ------                                                            ----     -----        ------       -------    ------
Medium Term Notes (4.37%)
--------------------------------------------------------------------------------------------------------------------------
 $   50,000,000  First U.S.A. Credit Master Trust - Series 1995-96
                 Class A (Steers)(c)                                12/10/97   5.44%    $  50,000,000      Aaa        AAA
     20,000,000  Royal Bank of Canada                               01/07/98   5.75        19,998,525      P1         A1+
 --------------                                                                         -------------
     70,000,000  Total Medium Term Notes                                                   69,998,525
 --------------                                                                         -------------
Other Notes (13.28%)
--------------------------------------------------------------------------------------------------------------------------
 $    1,300,000  2150 Investment Company Floating Rate Demand
                 Taxable Notes - Series 1997(d)
                 LOC Fifth Third Bank                               02/01/17   5.75%    $   1,300,000
      5,000,000  California Department of Water Resources
                 (Control Valley Project) Water System RB - Series R-V(d)
                 LOC Canadian Imperial Bank of Commerce             12/01/24   5.35         5,000,000
      6,000,000  Cheney Brothers Inc.(d)
                 LOC First Union National Bank of North Carolina    12/01/16   5.70         6,000,000
     24,400,000  Cleveland, OH Taxable RB
                 LOC Credit Suisse/Union Bank of Switzerland        04/07/97   5.39        24,400,000      Aaa        AAA
      2,075,000  Consolidated Equities, L.L.C.
                 Taxable VRDN - Series 1995(d)
                 LOC Old Kent Bank & Trust Co.                      12/01/25   5.75         2,075,000
      2,600,000  G&J Land Management Variable Tare
                 Taxable Demand Notes - Series 1996(d)
                 LOC Fifth Third Bank                               12/01/17   5.75         2,600,000
     20,900,000  General Electric Engine Receivables 1995-1 Trust
                 VR Guaranteed Notes(g)
                 LOC General Electric Capital Corporation           02/14/00   5.74        20,900,000       P1        A1+
      9,900,000  General Electric Engine Receivables 1996-1 Trust
                 VR Guaranteed Notes(h)
                 LOC General Electric Capital Corporation           02/14/01   5.67         9,900,000
      1,000,000  KBL Capital Fund, Inc Taxable VRDN - Series 1995 G(d)
                 LOC Old Kent Bank & Trust Co.                      07/01/17   5.75         1,000,000                 A
      2,325,000  KBL Capital Fund, Inc. Taxable VRDN - Series 1995 A(d)
                 LOC Old Kent Bank & Trust Co.                      07/01/05   5.75         2,325,000                 A
      4,400,000  Maryland Health & Higher Educational Facilities
                 Authority RB (North Arundale Hospital)(d)
                 LOC Mellon Bank, N.A.                              07/01/27   5.75         4,400,000


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

                                                                                                               Ratings
                                                                                                         -----------------
     Face                                                           Maturity                 Value                Standard
    Amount                                                            Date     Yield       (Note 2)      Moody's  & Poor's
    ------                                                            ----     -----        ------       -------    ------
Other Notes (Continued)
--------------------------------------------------------------------------------------------------------------------------
 $    1,945,000  Michigan HEFA(d)
                 LOC Old Kent Bank & Trust Co.                      10/01/16   5.75%    $   1,945,000
      7,500,000  Mississippi Business Finance Corporation IDRB
                 (Howard Industries, Inc.) - Series 1995(d)
                 LOC National Bank of Detroit                       06/01/10   5.85         7,500,000      P1
      4,500,000  New Federal Cold Storage,
                 Incorporated Project - Series 199C(d)
                 LOC National City Bank, Northwest                  08/01/11   5.75         4,500,000
     10,000,000  New York City General Obligation Bonds - Series B-11
                 FGIC Insured                                       05/23/97   5.52        10,000,000
     16,800,000  Oakland Alameda County Coliseum Authority Lease RB
                 (Oakland Coliseum Project) - Series B-2
                 LOC Canadian Imperial Bank of Commerce             04/03/97   5.34        16,800,000
      4,000,000  Prince William County, VA Taxable Notes - Series A(d)
                 LOC Wachovia Bank & Trust Co., N.A.                03/01/17   5.68         4,000,000     VMIG-1
     25,000,000  SSM Trust 1996-1(e)                                05/29/97   5.74        25,000,000       P1      A1+
     19,000,000  State of Missouri HEFA
                 (SSM Health Care System) 1995 - Series D(d)
                 MBIA Insured                                       06/01/24   5.65        19,000,000      Aaa      AAA
     11,000,000  State of Oregon Taxable Economic Development RB
                 (Georgia Pacific Corp.) - Series 1995 B
                 LOC Commerzbank A.G.                               05/09/97   5.55        11,000,000       P1      A1+
      7,800,000  Stone Creek, L.L.C.
                 Taxable Variable Rate Securities - Series 1995(d)
                 LOC Columbus Bank & Trust Company                  08/01/20   5.85         7,800,000       P1
     17,500,000  The Medical Clinic Board of The City Mobile, AL
                 (Spring Hill Medical Complex) Taxable RB(d)
                 LOC Amsouth Bank N.A.                              09/01/11   5.70        17,500,000       P1
      1,675,000  Walt Sweeney Ford
                 Floating Rate Demand Notes - Series 1996(d)
                 LOC Fifth Third Bank                               01/01/12   5.75         1,675,000
      6,000,000  Winston - Salem, NC COP                            04/02/97   5.38         6,000,000     VMIG-1
 --------------                                                                         -------------
    212,620,000  Total Other Notes                                                        212,620,000
 --------------                                                                         -------------


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                 Ratings
                                                                                                            -----------------
     Face                                                              Maturity                 Value                Standard
    Amount                                                               Date     Yield       (Note 2)      Moody's  & Poor's
    ------                                                               ----     -----        ------       -------    ------
Repurchase Agreement, Overnight (3.19%)
-----------------------------------------------------------------------------------------------------------------------------
 $   51,000,000  Donaldson, Lufkin & Jenrette, Inc., dated 03/31/97
                 (Collateralized by:
                 $11,087,000 U.S. Treasury Notes,
                 5.000% to 5.500%, due 01/31/98 to 04/15/00
                 $9,041,000 U.S. Treasury Bonds, 10.625% to 13.875%,
                 due 05/15/03 to 08/15/15
                 $9,400,000 Fannie Mae Medium Term Debentures,
                 5.910% to 7.590%, due 02/25/00 to 10/04/06
                 $1,995,000 Fannie Mae Debentures, 5.875% to 6.950%,
                 due 02/02/06 to 11/13/06
                 $675,000 Federal Home Loan Medium Term Notes,
                 5.625% due 02/12/98
                 $645,000 Freddie Mac Discount Notes, 0.000%, due 04/10/97
                 $9,500,000 Federal Home Loan Consol Bond,
                 5.490% to 6.850%, due 10/03/97 to 01/02/98
                 $5,570,000 Federal Home Loan Discount Note, 0.000%, due 09/08/97
                 $1,000,000 Farm Credit Systemwide Bond, 5.600%,
                 due 11/03/97 proceeds $51,009,223)                    04/01/97    6.51%   $  51,000,000
 --------------                                                                            -------------
     51,000,000  Total Repurchase Agreement, Overnight                                        51,000,000
 --------------                                                                            -------------
Short Term Bank Notes (3.12%)
-----------------------------------------------------------------------------------------------------------------------------
 $   30,000,000  Bank of America                                       04/18/97   5.47%    $  30,000,000    P1         A1+
     20,000,000  Bank of America, San Francisco Bank Notes             07/07/97   5.45        20,000,000    P1         A1+
 --------------                                                                            -------------
     50,000,000  Total Short Term Bank Notes                                                  50,000,000
 --------------                                                                            -------------
Time Deposit (4.06%)
-----------------------------------------------------------------------------------------------------------------------------
 $   65,000,000  PNC Capital Markets, Inc.                             04/01/97   6.75%    $  65,000,000    P1         A1
 --------------                                                                            -------------
     65,000,000  Total Time Deposit                                                           65,000,000
 --------------                                                                            -------------
Yankee Certificates of Deposit (6.25%)
-----------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  Canadian Imperial Bank of Commerce                    04/15/97   5.33%    $  20,000,000    P1         A1+
     20,000,000  Canadian Imperial Bank of Commerce                    05/21/97   5.56        20,000,000    P1         A1+
     15,000,000  National Westminster Bank                             04/14/97   5.42        15,000,205    P1         A1+
     20,000,000  Rabobank Nederland                                    04/18/97   5.49        20,000,092    P1         A1+
     25,000,000  Societe Generale                                      07/14/97   5.45        25,000,000    P1         A1+
 --------------                                                                            -------------
    100,000,000  Total Yankee Certificates of Deposit                                        100,000,297
 --------------                                                                            -------------
                 Total Investments (99.66%) (Cost $1,595,366,508+)                         1,595,366,508
                 Cash and Other Assets, Net of Liabilities (0.34%)                             5,443,085
                                                                                           -------------
                 Net Assets (100.00%)                                                     $1,600,809,593
                                                                                          ==============
                 +     Aggregate cost for federal income tax purposes is identical.


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 1997
================================================================================




FOOTNOTES:

(a) These are split rated securities, given the highest ratings by at least two nationally recognized rating agencies.

(b) The interest rate is adjusted monthly based upon the one month LIBOR flat, daily put option.

(c)  The interest rate is reset monthly based upon the one month LIBOR.

(d) These securities have a 7 day put feature exercisable by the Fund at par value. Rate changes weekly.

(e) The interest rate is adjusted monthly based upon the one month LIBOR rate plus 5 basis points.

(f) The interest rate is adjusted daily based upon the opening of Federal Funds plus ten basis points, daily put option.

(g) The interest rate is adjusted weekly based upon the commercial paper composite plus five basis points, weekly put option.

(h) The interest rate is adjusted weekly based upon one month LIBOR minus one basis point, weekly put option.


KEY:
     COP      =   Certificate of Participation                       RB       =     Revenue Bond

     HEFA     =   Health and Education Facilities Authority          VR       =     Variable Rate

     IDRB     =   Industrial Development Revenue Bond                VRDN     =     Variable Rate Demand Note

     LOC      =   Letter of Credit








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS
MARCH 31, 1997
================================================================================

       Face                                                   Maturity                    Value
      Amount                                                    Date        Yield       (Note 2)
      ------                                                    ----        -----        ------
U. S. Government Agencies (78.10%)
----------------------------------------------------------------------------------------------------------------------
 $    5,000,000  Federal Farm Credit Bank                     05/01/97      5.24%     $   5,000,000
      9,000,000  Federal Farm Credit Bank                     03/03/98      5.35          9,000,000
      3,500,000  Federal Home Loan Bank                       07/07/97      5.39          3,450,348
      5,000,000  Federal Home Loan Bank                       07/10/97      5.37          4,927,292
      5,000,000  Federal Home Loan Bank                       07/25/97      5.41          4,915,826
      5,000,000  Federal Home Loan Bank                       08/18/97      5.33          4,899,611
      5,000,000  Federal Home Loan Bank                       09/16/97      5.66          4,871,550
      5,000,000  Federal Home Loan Bank                       09/30/97      5.43          4,867,545
      5,000,000  Federal Home Loan Mortgage Corporation       04/16/97      5.31          4,989,083
      5,000,000  Federal Home Loan Mortgage Corporation       05/02/97      5.32          4,977,396
      5,000,000  Federal Home Loan Mortgage Corporation       05/12/97      5.30          4,970,247
      5,000,000  Federal Home Loan Mortgage Corporation       05/28/97      5.30          4,958,556
     10,000,000  Federal Home Loan Mortgage Corporation       06/13/97      5.40          9,891,919
      5,000,000  Federal National Mortgage Association        04/04/97      5.68          4,999,972
      5,000,000  Federal National Mortgage Association        04/15/97      5.32          4,989,792
      5,000,000  Federal National Mortgage Association        04/28/97      5.38          4,980,350
      5,000,000  Federal National Mortgage Association        05/02/97      5.33          4,977,353
      7,090,000  Federal National Mortgage Association        05/13/97      5.25          7,047,070
     10,000,000  Federal National Mortgage Association        05/16/97      5.38          9,934,125
     10,000,000  Federal National Mortgage Association        05/23/97      5.23          9,925,394
      5,000,000  Federal National Mortgage Association        07/17/97      5.48          4,921,831
      5,000,000  Federal National Mortgage Association        07/21/97      5.41          4,918,754
     10,000,000  Federal National Mortgage Association        08/25/97      5.31          9,790,125
      3,326,000  Kirksville College of Osteopathic Medicare, Inc.
                 Educational Loan Revenue Notes - Series A
                 LOC Student Loan Marketing Association       06/25/97      5.63          3,282,415
      5,000,000  Student Loan Marketing Association (a)       04/10/97      5.55          5,000,000
      5,000,000  Student Loan Marketing Association (a)       05/08/97      5.56          5,000,000
      5,000,000  Student Loan Marketing Association (a)       08/21/97      5.59          5,000,000
      5,000,000  Student Loan Marketing Association (a)       09/18/97      5.54          5,000,000
      5,000,000  Student Loan Marketing Association (a)       10/03/97      5.45          5,005,237
      5,000,000  Tennessee Valley Authority                   05/29/97      5.28          4,958,031
 --------------                                                                       -------------
    172,916,000  Total U. S. Government Agencies                                        171,449,822
 --------------                                                                       -------------



--------------------------------------------------------------------------------
                        See Note to Financial Statments.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

       Face                                                   Maturity                    Value
      Amount                                                    Date        Yield       (Note 2)
      ------                                                    ----        -----        ------
Repurchase Agreement, Overnight (21.41%)
----------------------------------------------------------------------------------------------------------------------
 $   47,000,000  Morgan (J.P.) Securities, Inc., dated 03/31/97
                 (Collateralized by:
                 $25,945,000 Resolution Funding Corporation
                 Strip Interest 0.000%, due 04/15/18,
                 $10,000,000 Resolution Funding Corporation Bond
                 8.625%, due 01/15/21,
                 $11,870,000 Fannie Mae Medium Term Debentures
                 0.000%, due 01/28/00,
                 $5,450,000 Fannie Mae Commercial Paper
                 7.900%, due 04/10/97,
                 $13,325,000 Federal Home Loan Discount Note
                 0.000%, due 04/01/97) proceeds $47,008,225    04/01/97     6.30%     $  47,000,000
 --------------                                                                       -------------
     47,000,000  Total Repurchase Agreement, Overnight                                   47,000,000
 --------------                                                                       -------------
                 Total Investments (99.51%) (Cost $218,449,822+)                        218,449,822
                 Cash and Other Assets, Net of Liabilities (0.49%)                        1,071,194
                                                                                      -------------
                 Net Assets (100.00%)                                                 $ 219,521,016
                                                                                      =============

                +    Aggregate cost for federal income tax purposes is identical.


FOOTNOTE

 (a) This is a variable rate Student Loan Marketing Association Short Term Note. The interest rate is adjusted weekly based upon the 3-month Treasury Bill Auction.















--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
MARCH 31, 1997
================================================================================

                                                                                                                    Ratings (a)
                                                                                                               -----------------
     Face                                                                 Maturity                Value                 Standard
    Amount                                                                  Date      Yield      (Note 2)      Moody's  & Poor's
    ------                                                                  ----      -----       ------       -------    ------
Other Tax Exempt Investments (17.26%)
--------------------------------------------------------------------------------------------------------------------------------
 $    4,028,000  Borough of Somerville, NJ (County of Somerset) BAN       02/19/98    3.67%  $   4,036,260
      5,000,000  East Allen, Indiana School Corporation TAW               12/31/97    3.78       5,000,000
      5,000,000  Jersey City, NJ BAN                                      02/05/98    3.74       5,002,421                 SP-1
      2,500,000  Kanawha County, WV Commercial Development
                 Revenue Refunding Bonds (May Dept. Stores Project)       06/01/97    3.72       2,507,970                  A
      5,000,000  School District of Greenville County,
                 SC GO Bonds - Series 1997                                03/01/98    3.64       5,037,696
      5,000,000  State of Texas TRAN                                      08/29/97    3.90       5,015,804      VMIG-1     SP-1+
      5,000,000  Strafford County, NH TAN                                 12/30/97    3.75       5,018,228
      5,000,000  Suffolk County, NY Brentwood UFSD TAN                    06/30/97    4.04       5,004,658
 --------------                                                                              -------------
     36,528,000  Total Other Tax Exempt Investments                                             36,623,037
 --------------                                                                              -------------
Other Variable Rate Demand Instruments (b) (47.63%)
-------------------------------------------------------------------------------------------------------------------------------
 $    1,900,000  Allegheny County, PA HDA RB
                 (Allegheny General Hospital) - Series B
                 LOC Morgan Guaranty Trust Company                        09/01/10    3.45%  $   1,900,000      VMIG-1     A1+
      4,580,000  Arlington County, VA IDA (Air Force Association Project)
                 LOC Central Fidelity Bank                                07/01/98    3.55       4,580,000
      1,000,000  Carthage, MO IDA IDRB (Leggett & Platt, Inc.)
                 LOC Union Bank of Switzerland                            09/01/30    3.60       1,000,000
      2,300,000  Charlotte, NC Airport RB
                 MBIA Insured                                             07/01/16    3.35       2,300,000      VMIG-1     A1
      3,400,000  Daviess County, KY Solid Waste Disposal Facilities RB
                 (Scott Paper Co. Project) - Series A                     12/01/23    3.90       3,400,000       P1        A1+
      1,000,000  Delaware County, PA IDA (Scott Paper Company)-Series A   12/01/18    3.45       1,000,000       P1        A1+
      1,540,000  Elkhart County, IN EDRB (Burger Diary Corporation Project)
                 LOC Old Kent Bank & Trust Co.                            12/01/11    3.45       1,540,000                 A1
      1,300,000  Florida HFA MHRB (Falls of Venice Project)
                 LOC PNC Bank                                             12/01/11    3.75       1,300,000       P1        A1
      1,380,000  Fulton County, GA RDA (Darby Printing Company)
                 LOC Wachovia Bank & Trust Co., N.A.                      04/01/11    3.90       1,380,000
      9,400,000  Gulf Coast IDA Solid Waste Disposal RB
                 (Citgo Petroleum Corporation Project) - Series 1995
                 LOC NCNB                                                 05/01/25    3.95       9,400,000      VMIG-1
      2,480,000  Haleyville, AL IDA IDRB (Cusseta Wood Inc. Project)
                 LOC Columbus Bank & Trust Company                        11/01/04    3.65       2,480,000       P1


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

                                                                                                                   Ratings (a)
                                                                                                               -----------------
     Face                                                                 Maturity                Value                 Standard
    Amount                                                                  Date      Yield      (Note 2)      Moody's  & Poor's
    ------                                                                  ----      -----       ------       -------    ------
Other Variable Rate Demand Instruments (b) (Continued)
--------------------------------------------------------------------------------------------------------------------------------
 $    3,325,000  Hamilton County, OH EDRB (Berman Printing Company)
                 LOC Fifth Third Bank                                     12/01/08    3.60%  $   3,325,000
      1,900,000  Indiana State EDC
                 (Fischer Enterprise Limited Project) - Series 1989
                 LOC PNC Bank                                             12/01/04    3.75       1,900,000
      2,000,000  Jackson County, MS PCRB
                 (Chevron USA Incorporated Project)                       12/15/24    3.90       2,000,000       P1
        502,000  Jefferson County, KY IDRB (Belknap Incorporation)
                 LOC Chase Manhattan Bank, N.A.                           12/01/14    3.60         502,000                 A1
      2,600,000  King George County, VA (Birchwood Power Project) - Series A
                 Credit Suisse                                            04/01/26    3.90       2,600,000                 A1+
      1,000,000  Lewisville, IDA Incorporated IDRB
                 (Benedict Optical Incorporated Project)
                 LOC Comerica Bank                                        05/01/08    3.85       1,000,000
      5,200,000  Lexington - Fayette Urban County Airport Corporation
                 LOC Credit Locale de France                              04/01/24    3.95       5,200,000        P1       A1+
      2,000,000  Massachusetts IDA IDRB (Performance Corregated Project)
                 LOC National City Bank                                   03/01/09    3.70       2,000,000
      3,300,000  Massachusetts IFA (890 Commonwealth Realty Trust)
                 LOC The Bank of New York                                 12/01/11    3.65       3,300,000
       400,000   Meridian, MI EDC (Hannah Research & Technology Center)
                 LOC Barclays Bank PLC                                    11/15/14    3.45          400,000                A1+
      2,000,000  Michigan Higher Education Student Loan - Series XII F
                 AMBAC Insured                                            10/01/20    3.45        2,000,000      VMIG-1
      1,400,000  Michigan State (Allied Signal)                           04/01/99    3.60        1,400,000                A1
        870,000  Michigan State Strategic Fund (260 Brown Street)
                 LOC Comerica Bank                                        10/01/15    3.40          870,000      VMIG-1
      2,000,000  Michigan State Strategic Fund Long Term Obligation RB
                 (B & G Realty Incorporate Project)
                 LOC Bank One Milwaukee, N.A.                             10/01/01    3.55        2,000,000
      4,000,000  Michigan Strategic Fund
                 (National Rubber Michigan Incorporated Project)
                 LOC National Bank of Canada                              09/01/11    3.65        4,000,000       P1
      2,000,000  Montgomery County, PA Redevelopment Authority MHRB
                 (Glenmore Associates Project)
                 Fannie Mae Collateralized                                11/15/25    3.60        2,000,000                A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                   Ratings (a)
                                                                                                               -----------------
     Face                                                                 Maturity                Value                 Standard
    Amount                                                                  Date      Yield      (Note 2)      Moody's  & Poor's
    ------                                                                  ----      -----       ------       -------    ------
Other Variable Rate Demand Instruments (b) (Continued)
--------------------------------------------------------------------------------------------------------------------------------
 $    1,000,000  North Carolina Medical Care
                 Commission Retirement Community RB - Series B
                 LOC Lasalle National Bank                                11/15/09    3.50%  $  1,000,000                  A1+
      1,500,000  North Carolina Medical Care Commission (Carol Woods)
                 LOC Bank of Scotland                                     04/01/21    4.00      1,500,000       VMIG-1     A1
      2,220,000  Northport, AL Multi Family RB (River Run) - Series A
                 LOC Amsouth Bank N.A.                                    09/03/15    3.60      2,220,000
      2,700,000  Parish of Calcasieu IDRB
                 (Citgo Petroleum Corporation) - Series 1995
                 LOC Banque Nationale de Paris                            03/01/25    3.95      2,700,000       VMIG-1
     1,900,000   Portland, OR IDRB (Oregon Transfer Company)
                 LOC U.S. National Bank of Oregon                         11/01/01    4.03      1,900,000                  A1
      2,275,000  Portsmouth, VA Redevelopment & Housing Authority
                 (Chowan Partners)
                 LOC Central Fidelity Bank                                11/01/05    3.55      2,275,000
      2,000,000  Richmond, VA Redevelopment & Housing Authority
                 (Tobacco Row)
                 LOC Westdeutsche Landesbank Girozentrale                 10/01/24    3.60      2,000,000       VMIG-1
      2,000,000  Richmond, VA Redevelopment & Housing Authority
                 (Tobacco Row)
                 LOC Westdeutsche Landesbank Girozentrale                 10/01/24    3.60      2,000,000       VMIG-1
      7,000,000  Rosebud County, Forsyth, MT PCRB (Pacificorp)
                 LOC Deutsche Bank A.G.                                   12/01/16    3.95      7,000,000
      1,350,000  Sewickley Valley Hospital Authority, PA RN
                 (D.T. Watson Rehabilitation Hospital)
                 LOC PNC Bank                                             10/01/97    4.25      1,350,000
        500,000  Shelby County, TN Health Educational & Housing
                 (Rhodes College)
                 LOC National Westminster Bank PLC                        08/01/10    3.45        500,000                  A1+
      4,000,000  Washington State HFC RB
                 (Meridian Court Apartments Project) - Series 1996
                 LOC Bank of America                                      12/01/28    3.50      4,000,000        Aa3
      3,200,000  West Side Calhoun County,
                 Navigation District Sewer & Solid Waste Disposal
                 (BP Chemicals Inc.)                                      04/01/31    3.90      3,200,000                  A1+
      4,600,000  Yakima County Public Corporation RB
                 (Michelson Packaging Project)
                 LOC Bank of America                                      08/01/06    3.50      4,600,000
 --------------                                                                               -------------
    101,022,000  Total Other Variable Rate Demand Instruments                                 101,022,000
 --------------                                                                               -------------


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

                                                                                                                   Ratings (a)
                                                                                                               -----------------
     Face                                                                 Maturity                Value                 Standard
    Amount                                                                  Date      Yield      (Note 2)      Moody's  & Poor's
    ------                                                                  ----      -----       ------       -------    ------
Put Bonds (c) (9.54%)
--------------------------------------------------------------------------------------------------------------------------------
 $    1,855,000  City of Dayton, KY Industrial Building RB
                 (RADAC Corporation) - Series 1994
                 LOC Fifth Third Bank                                     04/01/97    4.00%  $  1,855,000
      2,500,000  Greater East, TX
                 Higher Education Student Loan Authority - Series 1993B
                 LOC Student Loan Marketing Association                   06/01/97    3.85      2,500,000      VMIG-1      A1+
      6,500,000  Hartford County, MD IDRB (A.O. Smith)
                 LOC Bank One Milwaukee, N.A.                             03/03/98    3.75      6,500,000
      3,340,000  Illinois Housing Development Authority
                 (Homeowners Mortgage) RB - Series - F2                   12/18/97    3.70      3,340,000
      3,000,000  Tennessee Housing Development Agency
                 (Home Ownership Program)                                 02/19/98    3.75      3,000,000      VMIG-1      A1+
      3,040,000  Vermont State Educational & Health Building Finance Agency
                 (Middlebury College)                                     11/01/97    3.75      3,040,000                  A1+
 --------------                                                                              -------------
     20,235,000  Total Put Bonds                                                               20,235,000
 --------------                                                                              -------------
Tax Exempt Commercial Paper (18.13%)
--------------------------------------------------------------------------------------------------------------------------------
 $    4,300,000  City of Burlington, KS PCRB (Kansas City Power and Light)
                 LOC Deutsche Bank A.G.                                   05/21/97    3.45%  $  4,300,000        P1        A1+
      1,000,000  Indiana Development Finance Authority
                 Solid Waste Disposal RB
                 (Pure Air on the Lake Partner)
                 LOC Fuji Bank, Ltd.                                      04/03/97    3.35      1,000,000        P1        A1
      5,000,000  Mashantucket, CT
                 (Western) Pequot Tribe Tax Exempt CP - Series 1996
                 LOC Bank of America                                      04/10/97    3.50      5,000,000        P1        A1+
      5,950,000  Michigan State Building Authority - Series 1
                 LOC Canadian Imperial Bank of Commerce                   05/01/97    3.55      5,950,000        P1        A1+
      7,500,000  Ohio Air Quality Development Authority, OH
                 PCRB - Series 1988 (Duquesne Light Co.)
                 LOC Toronto-Dominion Bank                                06/18/97    3.50      7,500,000                  A1+
      4,000,000  Ohio Water Development Authority Solid Waste Disposal
                 RB - Series 1991A (Pure Air on the Lake)
                 LOC Toronto-Dominion Bank                                04/03/97    3.35      4,000,000                  A1+
      1,100,000  Sarasota County, FL Public Hospital District HRB
                 (Sarasota Memorial Hospital)                             06/25/97    3.55      1,100,000       VMIG-1
      2,600,000  Sarasota County, FL Public Hospital District HRB
                 (Sarasota Memorial Hospital)                             06/25/97    3.55      2,600,000       VMIG-1


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                   Ratings (a)
                                                                                                               -----------------
     Face                                                                 Maturity                Value                 Standard
    Amount                                                                  Date      Yield      (Note 2)      Moody's  & Poor's
    ------                                                                  ----      -----       ------       -------    ------
Tax Exempt Commercial Paper (Continued)
--------------------------------------------------------------------------------------------------------------------------------
 $    7,000,000  Southern Minnesota Municipal Power Agency
                 (Power Supply System) CP - Series B
                 LOC Credit Suisse                                        04/03/97    3.20%    $   7,000,000    P1         A1
 --------------                                                                                -------------
     38,450,000  Total Tax Exempt Commercial Paper                                                38,450,000
 --------------                                                                                -------------
Variable Rate Demand Instruments - Participations (b) (0.94%)
--------------------------------------------------------------------------------------------------------------------------------
 $    1,000,000  New Jersey State EDA IDRB
                 (Hartz Mountain Industries Project)
                 LOC Chase Manhattan Bank, N.A.                           01/01/02    5.53%    $   1,000,000     P1         A1
      1,000,000  New Jersey State EDA IDRB
                 (Harrison Riverside Project))
                 LOC Chase Manhattan Bank, N.A.                           01/01/02    5.53         1,000,000     P1         A1
 --------------                                                                                -------------
      2,000,000  Total Variable Rate Demand Instruments - Participations                           2,000,000
 --------------                                                                                -------------
Variable Rate Demand Instruments - Private Placements (b) (6.12%)
--------------------------------------------------------------------------------------------------------------------------------
 $    5,185,000  El Paso Housing Finance Corporation MHRB
                 (Viva Apartment Project) - Series 1993
                  LOC General Electric Capital Corporation                09/01/23    3.65%    $   5,185,000                 A1+
        930,000  Jefferson County, MO IDA IDRB (Holley Partnership)
                 LOC Chase Manhattan Bank, N.A.                           02/01/04    5.53           930,000        P1       A1
        771,154  New Jersey State EDA IDRB (Henry Modelle & Company)
                 LOC Chase Manhattan Bank, N.A.                           09/01/00    5.53           771,154        P1       A1
      2,420,000  Phoenix, AZ IDA Multi-Family Housing RB
                 (Marines Mointe Apartments Project) - Series A
                 LOC General Electric Capital Corporation                 10/01/23    3.65         2,420,000                 A1+
      1,400,000  Tyler House Certificate Trust
                 Certificates of Participation - Series 1995A
                 LOC PNC Bank                                             08/01/25    3.85         1,400,000       VMIG-1
      2,281,000  York County, PA IDA IDRB
                 (Manor Care of Kingston Court Incorporated)
                 LOC Chase Manhattan Bank, N.A.                           12/01/08    5.53         2,281,000         P1       A1
 --------------                                                                                -------------
     12,987,154  Total Variable Rate Demand Instruments - Private Placements                      12,987,154
 --------------                                                                                 -------------
                 Total Investments (99.62%) (Cost $211,317,191+)                                 211,317,191
                 Cash and Other Assets, Net of Liabilities (0.38%)                                   799,175
                                                                                               -------------
                 Net Assets (100.00%)                                                          $ 212,116,366
                                                                                               =============

                 +   Aggregate cost for federal income tax purposes is identical.



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================



FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted (unaudited) are the highest ratings assigned for tax exempt commercial paper. Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Maturity dates of these securities are the next available put dates. Interest rates adjust periodically.

KEY:
     BAN      =   Bond Anticipation Note                        IDRB      =   Industrial Development Revenue Bond

     CP       =   Commercial Paper                              IFA       =   Industrial Financing Authority

     EDA      =   Economic Development Authority                LOC       =   Letter of Credit

     EDC      =   Economic Development Corporation              MHRB      =   Multi-Family Housing Revenue Bond

     EDRB     =   Economic Development Revenue Bond             PCRB      =   Pollution Control Revenue Bond

     GO       =   General Obligation                            RB        =   Revenue Bond

     HDA      =   Housing Development Authority                 RDA       =   Revenue Development Authority

     HFA      =   Housing Finance Authority                     RN        =   Revenue Note

     HFC      =   Housing Finance Commission                    TAN       =   Tax Anticipation Note

     HRB      =   Hospital Revenue Bond                         TAW       =   Tax Anticipation Warrant

     IDA      =   Industrial Development Authority              TRAN      =   Tax and Revenue Anticipation Note

                                                                UFSD      =   Unified School District







--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1997

================================================================================

                                          Cortland General        U.S. Government        Municipal Money
                                          Money Market Fund           Fund                 Market Fund
                                          -----------------       ---------------        ---------------
ASSETS:
  Investments in securities*...........   $   1,595,366,508       $   218,449,822        $   211,317,191
  Cash.................................           2,712,921               724,750               -0-
  Interest receivable..................           5,495,743               569,780              1,376,544
                                          ------------------      -----------------      ---------------
      Total Assets.....................       1,603,575,172           219,744,352            212,693,735
LIABILITIES:
  Dividends payable....................             205,284                27,831                 16,247
  Management fee payable...............           1,025,307               143,510                142,498
  Payable for securities purchased.....           1,100,000              -0-                    -0-
  Other accounts payable...............             434,988                51,995                418,624
                                          ------------------       -----------------     ----------------
      Total Liabilities................           2,765,579               223,336                577,369
                                          ------------------       -----------------     ----------------

NET ASSETS.............................   $    1,600,809,593       $  219,521,016        $   212,116,366
                                          ==================       =================     ================

SHARES OUTSTANDING:
  Cortland Shares......................        1,162,017,759          164,945,330            153,340,264
  Live Oak Shares......................          441,089,617           55,218,521             58,800,786
Net asset value, offering and redemption
  price per share, all classes
  (net assets/shares)..................   $             1.00      $          1.00        $          1.00
                                          ==================      =================      ================

* Including repurchase agreements amounting to $51,000,000 and $47,000,000 for the Cortland General Money Market Fund and U.S. Government Fund, respectively.









--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 1997

================================================================================



                                            Cortland General        U.S. Government        Municipal Money
                                            Money Market Fund           Fund                 Market Fund
                                            -----------------       ---------------        ---------------
INVESTMENT INCOME


  Interest Income.........................  $    77,338,407         $    12,850,479        $     8,116,106
                                             --------------          --------------         --------------

  Expenses:

    Management fee--Note 3(a).............       10,885,158               1,851,957              1,698,486

    Distribution support and services
     ----Note 3(c):

        Cortland shares...................        2,618,147                 479,697                419,942

        Live Oak shares...................          751,269                 100,680                108,270

    Other expenses........................           71,167                  36,328                 11,106
                                             --------------          --------------         --------------

        Total Expenses....................       14,325,741               2,468,662              2,237,804

   Expenses waived by
     Manager--Note 3(a) and (c)...........  (        57,065)        (       102,784)       (        19,127)
                                             --------------          --------------         --------------

        Net Expenses......................       14,268,676               2,365,878              2,218,677
                                             --------------          --------------         --------------

  Net Investment Income...................  $    63,069,731              10,484,601              5,897,429

NET REALIZED GAIN
   ON INVESTMENTS

  Net realized gain on investments........           63,635                   6,270               -0-
                                             --------------          --------------         --------------

  Increase in net assets from operations..  $    63,133,366         $    10,490,871        $     5,897,429
                                             ==============          ==============         ==============









--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                      Cortland General                   U.S. Government                    Municipal Money
                                      Money Market Fund                       Fund                            Market Fund
                                 ------------------------------   -----------------------------     ------------------------------
                                 For the Year Ended March 31,     For the Year Ended March 31,       For the Year Ended March 31,

                                     1997            1996              1997             1996             1997              1996
                                 -------------    -------------   -------------    -------------   -------------    -------------
 Operations:
 Net investment income.......    $  63,069,731    $ 62,409,651    $  10,484,601    $  12,079,237   $   5,897,429    $   7,789,068

 Net realized gain (loss) on
     investments.............           63,635         182,364            6,270    (      22,060)        -0-                2,754
                                  ------------     -----------     ------------     ------------    ------------     ------------
 Increase in net assets
     from operations.........       63,133,366      62,592,015       10,490,871       12,057,177       5,897,429        7,791,822
 Distributions
     to shareholders from:

 Net investment income:
   Cortland shares...........    (  46,314,882)  (  56,739,267)   (   8,230,482)   (  11,281,834)  (   4,436,681)+  (   7,250,573)+

   Live Oak shares...........    (  16,876,826)  (   5,536,157)   (   2,235,131)   (     766,391)  (   1,475,242)+  (     524,001)+

 Capital share
   transactions net (Note 4):
   Cortland shares...........          559,763     165,048,002    (  90,947,715)      36,908,866   (  63,128,999)   (   7,599,135)
   Live Oak shares...........       90,104,978     350,984,640        7,893,226       47,325,294       9,140,492       49,660,294
                                 -------------    ------------     ------------     ------------    ------------     ------------

 Total increase (decrease)...       90,606,399     516,349,233    (  83,029,231)      84,243,112   (  54,003,001)      42,078,407

 Net assets:
 Beginning of year...........    1,510,203,194     993,853,961      302,550,247      218,307,135     266,119,367      224,040,960
                                 -------------    ------------     ------------     ------------   -------------     ------------

 End of year.................  $ 1,600,809,593  $1,510,203,194    $ 219,521,016    $ 302,550,247   $ 212,116,366    $ 266,119,367
                                ==============   =============     ============     ============    ============     ============

 Undistributed net
    investment income........  $        28,197  $      150,174    $      50,000    $      31,012         -0-        $      14,494


 +  Designated as exempt-interest dividends for regular federal income tax purposes.








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

Note 1-General:

Cortland Trust, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management company. The Company consists of three money market funds: the Cortland General Money Market Fund ("Cortland General Fund"), the U.S. Government Fund, and the Municipal Money Market Fund ("Municipal Fund"). Each Fund has two classes of stock authorized, Cortland shares and Live Oak shares. The Cortland shares are subject to a service fee of .25% of its average net assets pursuant to the Distribution Plan. The Live Oak shares are subject to a service fee of .20% of its average net assets. In all other respects, the Cortland shares and Live Oak shares represent the same interest in the income and assets of the Fund. Each class of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Distribution of Live Oak shares commenced November 16, 1995. The Company accounts separately for the assets, liabilities and operations of each Fund. Each Fund's fiscal year ends on March 31.

It is the Company's policy to maintain a continuous net asset value per share of $1.00 for each Fund; the Company has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.

The Cortland General Fund includes the Pilgrim Money Market Class of Shares ( the "Pilgrim Shares"). Pilgrim Shares are identical to the Cortland shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At March 31, 1997, there were 9,571,788 Pilgrim Shares outstanding.

Note  2-Significant Accounting  Policies:

(a) Valuation of investments: Investments are valued at amortized cost, which approximates market value and has been determined by the Company's Board of Directors to represent the fair value of each Fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis.

The Cortland General and U.S. Government Funds may enter into repurchase agreements for securities held by these Funds with financial institutions deemed to be creditworthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. In the event that the seller of the agreement defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value.

(c) Dividends to Shareholders: It is the policy of the Company, with respect to each Fund, to declare dividends from the net investment income earned by each Fund daily; such dividends are distributed to each Fund's shareholders on the subsequent business day. Dividends from net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.

(d) Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates .

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================


Note 2-Significant Accounting Policies: (Continued)

     (e) Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders by complying with the applicable sections of the Internal Revenue Code, and to make distributions of income (including net realized capital gains) sufficient to relieve it from all Federal income taxes. Accordingly, no provision for Federal income taxes is required. At March 31, 1997, Cortland General Fund, U.S. Government Fund and Municipal Fund had unused capital loss carryforwards of approximately $2,325,981, $715,280 and $32,156, respectively, available for Federal income tax purposes to be applied against future securities profit, if any. If not applied against future securities profit, $721,115 and $1,604,866 will expire in the years 2003 and 2004, respectively, for Cortland General Fund. $264,039 and $451,241 will expire in the years 2003 and 2004, respectively, for U.S. Government Fund. $16,757, $3,530 and $11,869 will expire in the years 2001, 2002 and 2003, respectively, for Municipal Fund.

Note 3-Management Fee and Other Transactions With Affiliates:

(a) Reich & Tang Asset Management, L.P. (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees which together can represent up to 0.25% with respect to the Cortland shares and up to 0.20% with respect to the Live Oak shares of the net assets of each Fund on an annualized basis, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

(b) Certain officers and directors of the Company are "affiliated persons", as defined in the Act, of the Manager. Each director who is not an "affiliated person" receives from the Company an annual fee of $5,000 for services as a director and a fee of $1,250 for each Board of Directors' meeting attended. All directors fees and expenses are allocated equally to each Fund.

(c) Pursuant to a Distribution Plan ("Plan") dated July 31, 1989, each Fund can make payments of up to 0.25% per annum of its average daily net assets with respect to Cortland shares of the Fund for assistance in distributing its shares. The Manager and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the company's shares.

Pursuant to a Distribution Plan approved by the Company's Board on November 9, 1995, each Fund can make payments of up to 0.20% per annum of it's average daily net assets with respect to the Live Oak shares of the Fund for assistance in distributing its shares.

During the year ended March 31, 1997, the manager voluntarily waived investment management fees of $42,433 and $7,567 for the Cortland shares and Live Oak shares, respectively, of the Cortland U.S. Government Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

Note 3-Management Fee and Other Transactions With Affiliates: (Continued)

During the year ended March 31, 1997, the Distributor waived Distribution support and services fees of $57,065, $52,784 and $19,127 for the Live Oak shares of the Cortland General Fund, U.S. Government Fund and Municipal Fund, respectively.

Note 4-Capital Share  Transactions:

At March 31, 1997, 5 billion shares of $.001 par value shares of the Company were authorized. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the period as follows:

                                      Cortland General                   U.S. Government                    Municipal Money
                                      Money Market Fund                       Fund                            Market Fund
                                 ------------------------------   -----------------------------    ------------------------------
                                 For the Year Ended March 31,     For the Year Ended March 31,       For the Year Ended March 31,

                                     1997            1996              1997             1996             1997            1996
                                 -------------    -------------   -------------    -------------   -------------    -------------
 Cortland Shares
 Shares sold..............       3,372,653,022    5,692,461,972     482,519,139    1,147,151,347     636,672,511    1,118,581,921
 Dividends reinvested.....          46,616,699       56,469,119       8,302,991       11,224,107       4,476,740        7,224,068
                                 -------------    -------------   -------------    -------------   -------------    -------------
                                 3,419,269,721    5,748,931,091     490,822,130    1,158,375,454     641,149,251    1,125,805,989
 Shares redeemed..........      (3,418,709,958)  (5,583,883,089) (  581,769,845)  (1,121,466,588) (  704,278,250)  (1,133,405,124)
                                 -------------    -------------   -------------    -------------   -------------    -------------
 Net increase (decrease)..             559,763      165,048,002  (   90,947,715)      36,908,866  (   63,128,999)  (    7,599,135)
                                 =============    =============   =============    =============   =============    =============
 Live Oak Shares*

 Shares sold..............       1,692,487,353      803,496,773     198,329,103      107,188,689     195,656,417      108,031,220
 Dividends reinvested.....          16,917,952        5,399,043       2,241,698          747,543       1,478,139          512,060
                                 -------------    -------------   -------------    -------------   -------------    -------------
                                 1,709,405,305      808,895,816     200,570,801      107,936,232     197,134,556      108,543,280
Shares redeemed...........      (1,619,300,327)  (  457,911,177)  ( 192,677,575)  (   60,610,937) (  187,994,064)  (   58,882,986)
                                 -------------    -------------   -------------    -------------   -------------    -------------
Net increase..............          90,104,978      350,984,639       7,893,226       47,325,295       9,140,492       49,660,294
                                 =============    =============   ==============   =============   =============    =============

*   Live Oak shares commenced distribution on November 16, 1995.

The components of net assets at March 31, are as follows:
                                       Cortland General                                                    Municipal Money
                                       Money Market Fund               U.S. Government Fund                  Market Fund
                                  ------------------------------   -----------------------------    ------------------------------
                                         March 31, 1997                   March 31, 1997                   March 31, 1997
                                         --------------                   --------------                   --------------
 Paid-in capital............             $1,603,107,376                   $  220,163,851                   $  212,141,050
 Accumulated net
    realized losses.........             (    2,325,980)                  (      692,835)                  (       24,684)
 Undistributed net
    investment income.......                     28,197                           50,000                          -0-
                                         --------------                    -------------                    -------------
 Total net assets...........             $1,600,809,593                   $  219,521,016                   $  212,116,366
                                         ==============                    =============                    =============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================


Note 5-Financial Highlights:

                                                           Cortland General Money Market Fund
                                                              For the Year Ended March 31,
                                             ------------------------------------------------------------------------------------
                                                 Live Oak Shares                             Cortland Shares
                                             ---------------------      ---------------------------------------------------------
                                               1997        1996#          1997        1996        1995        1994        1993
                                             ---------   ---------      ---------   ---------   ---------   ---------   ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period        $   1.00    $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                             ---------   ---------      ---------   ---------   ---------   ---------   ---------

 Income from investment operations:
  Net investment income....................      0.045       0.018          0.044       0.049       0.038       0.025       0.028
  Net realized and unrealized
   gain/(loss) on investments..............      --          --             --          0.001   (   0.003)+     --          --
                                             ---------   ---------      ---------   ---------   ---------   ---------   ---------
 Total from investment operations                0.045       0.018          0.044       0.050       0.035       0.025       0.028

 Less distributions:
 Dividends from net investment income        (   0.045)  (   0.018)     (   0.044)  (   0.048)  (   0.038)  (   0.025)  (   0.028)
                                             ---------   ---------      ---------   ---------   ---------   ---------   ---------
 Total distributions.......................  (   0.045)  (   0.018)     (   0.044)  (   0.048)  (   0.038)  (   0.025)  (   0.028)

 Net asset value, end of period............  $   1.00    $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                             =========   =========      =========   =========   =========   =========   =========

 Total Return..............................      4.59%       4.78%++        4.52%       4.95%       3.91%+      2.53%       2.88%

 Ratios/Supplemental Data
 Net assets, end of period (000's omitted)   $ 440,457    $ 351,030    $1,160,352  $1,159,173   $ 993,854   $ 926,400   $ 904,735

 Ratios to average net assets:
  Expenses.................................      0.95%*      0.97%++*       1.02%       1.03%       1.03%*      1.02%*      1.00%*
  Net investment income....................      4.48%       4.68%++        4.41%       4.86%       3.85%       2.48%       2.84%

* Management and distribution support and services fees of .02%, .02%, and .04% of average net assets, respectively, were waived during the years ended 1995, 1994, and 1993 for Cortland shares. Distribution support and service fees of .02% of average net assets were waived during both the period ended March 31, 1996 and the year ended March 31, 1997 for Live Oak shares.

++   Annualized

#    Live Oak shares commenced distribution on November 16, 1995.

+ Includes the effect of a capital contribution from the Manager of $.004 per share. Without a capital contribution the net realized and unrealized loss on investments would have been $.007 per share and the total return would have been 2.89%.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

Note 5-Financial Highlights: (Continued)

                                                                           U.S. Government Fund
                                                                        For the Year Ended March 31,
                                             ------------------------------------------------------------------------------------
                                                 Live Oak Shares                             Cortland Shares
                                             ---------------------      ---------------------------------------------------------
                                               1997        1996#          1997        1996        1995        1994        1993
                                             ---------   ---------      ---------   ---------   ---------   ---------   ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..      $   1.00    $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                             ---------   ---------      ---------   ---------   ---------   ---------   ---------

 Income from investment operations:
  Net investment income................          0.044       0.017          0.043       0.047       0.038       0.025       0.029
  Net realized and unrealized
    gain/(loss) on investments.........      (   0.001)      --         (   0.001)       --     (   0.003)+       --         --
                                             ---------   ---------      ---------   ---------   ---------   ---------   ---------
 Total from investment operations                0.043       0.017          0.042       0.047       0.035       0.025       0.029

 Less distributions:
  Dividends from net investment income       (   0.044)  (   0.017)     (   0.043)  (   0.047)  (   0.038)  (   0.025)  (   0.029)
                                             ---------   ---------      ---------   ---------   ---------   ---------   ---------
 Total distributions...................      (   0.044)  (   0.017)     (   0.043)  (   0.047)  (   0.038)  (   0.025)  (   0.029)

 Net asset value, end of period........      $   1.00    $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                             =========   =========      =========   =========   =========   =========   =========

 Total Return..........................          4.53%       4.74%++        4.37%       4.80%       3.84%+      2.55%       2.94%

 Ratios/Supplemental Data
 Net assets, end of period (000's omitted)   $  55,057   $  47,328      $ 164,464   $ 255,222   $ 218,307   $ 234,082   $ 242,199

 Ratios to average net assets:
    Expenses...........................          0.86%*      0.89%++*       1.01%*      1.04%       1.04%*      1.04%*      1.01%*
    Net investment income..............          4.45%       4.64%++        4.30%       4.72%       3.74%       2.47%       2.89%


* Management and distribution support and services fees of .02%, .01%, .01% and .04% of average net assets, respectively, were waived during the years ended 1997, 1995, 1994, and 1993 for Cortland shares. Management and distribution support and service fees of .12% and .11% of average net assets, respectively, were waived during the year ended March 31, 1997 and the period ended March 31, 1996 for Live Oak shares.

++   Annualized

#    Live Oak shares commenced distribution on November 16, 1995.

+ Includes the effect of a capital contribution from the Manager of $.006 per share. Without a capital contribution the net realized and unrealized loss on investments would have been $.009 per share and the total return would have been 2.81%.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

Note 5-Financial Highlights: (Continued)

                                                                           Municipal Money Market
                                                                         For the Year Ended March 31,
                                             ------------------------------------------------------------------------------------
                                                 Live Oak Shares                             Cortland Shares
                                             ---------------------      ---------------------------------------------------------
                                               1997        1996#          1997        1996        1995        1994        1993
                                             ---------   ---------      ---------   ---------   ---------   ---------   ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period        $   1.00    $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                             ---------   ---------      ---------   ---------   ---------   ---------   ---------

 Income from investment operations:
  Net investment income...............           0.027       0.011          0.026       0.030       0.026       0.018       0.022
  Net realized and unrealized
   gain/(loss) on investments.........           --          --             --         --           --          --           --
                                             ---------   ---------      ---------   ---------   ---------   ---------   ---------
 Total from investment operations.....           0.027       0.011          0.026       0.030       0.026       0.018       0.022

 Less distributions:
 Dividends from net investment income.       (   0.027)  (   0.011)     (   0.026)  (   0.030)  (   0.026)  (   0.018)  (   0.022)
                                             ---------   ---------      ---------   ---------   ---------   ---------   ---------
 Total distributions..................       (   0.027)  (   0.011)     (   0.026)  (   0.030)  (   0.026)  (   0.018)  (   0.022)

 Net asset value, end of period.......       $   1.00    $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                             =========   =========      =========   =========   =========   =========   =========

 Total Return.........................           2.77%       2.96%++        2.68%       3.06%       2.58%       1.82%       2.26%

 Ratios/Supplemental Data
 Net assets, end of period (000's omitted)   $  58,794   $  49,663      $ 153,322   $ 216,456   $ 224,041   $ 240,570   $ 210,521


 Ratios to average net assets:
  Expenses............................          0.93%*      0.96%++*        1.02%       1.03%       0.99%*      0.98%*      0.92%*
  Net investment income...............          2.72%       2.91%++         2.64%       3.02%       2.54%       1.79%       2.22%


* Management and distribution support and services fees of .06%, .07%, and .13% of average net assets, respectively, were waived during the years ended 1995, 1994 and 1993 for Cortland shares. Distribution support and service fees of .04% and .03% of average net assets, respectively, were waived during the year ended March 31, 1997 and period ended March 31, 1996 for Live Oak shares.

++   Annualized

#    Live Oak shares commenced distribution on November 16, 1995.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

================================================================================



Shareholders and Board of Directors
Cortland Trust, Inc.



We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Cortland Trust, Inc. (comprising, respectively, the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund) as of March 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights (Note 5) for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Cortland Trust, Inc. at March 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights (Note 5) for each of the indicated years, in conformity with generally accepted accounting principles.



                                                  \s\ Ernst & Young LLP


  May 1, 1997
  New York, New York

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----------------
CORTLAND
TRUST INC.

----------------
CORTLAND GENERAL
MONEY MARKET
FUND
----------------

U.S. GOVERNMENT
FUND
----------------

MUNICIPAL MONEY
MARKET FUND
----------------




Annual Report
March 31, 1997


CORTLAND
600 Fifth Avenue
New York, NY  10020
212-830-5200

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